Notes Related To The Consolidated Statement Of Financial Position - Schedule of Trade and Other Receivables (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade and other receivables	€ 917	€ 30
Trade and other receivables	€ 917	€ 30